INTANGIBLE ASSETS, NET - Schedule of Estimated Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
2026	$ 8,088
2027	8,040
2028	7,448
2029	3,938
2030	1,811
Thereafter	2,485
Intangible assets, net	$ 31,810	$ 22,141